Risk information - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2018	Dec. 31, 2017
Sub-classifications of financial information
Net exposure	kr 337.4	kr 327.2
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial information
Net exposure	kr 169.6	kr 167.1
Percentage of net exposures	50.30%	51.10%
Regional governments
Sub-classifications of financial information
Net exposure	kr 13.4	kr 11.4
Percentage of net exposures	4.00%	3.50%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 0.1	kr 0.0
Percentage of net exposures	0.00%	0.00%
Public sector entity
Sub-classifications of financial information
Net exposure	kr 0.6	kr 0.4
Percentage of net exposures	0.20%	0.10%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 34.2	kr 38.6
Percentage of net exposures	10.10%	11.80%
Corporates
Sub-classifications of financial information
Net exposure	kr 119.5	kr 109.7
Percentage of net exposures	35.40%	33.50%
Interest-bearing securities and lending
Sub-classifications of financial information
Net exposure	kr 277.1	kr 245.0
Percentage of net exposures	100.00%	100.00%
Interest-bearing securities and lending | Central governments
Sub-classifications of financial information
Net exposure	kr 121.2	kr 97.1
Percentage of net exposures	43.80%	39.60%
Interest-bearing securities and lending | Regional governments
Sub-classifications of financial information
Net exposure	kr 13.4	kr 11.4
Percentage of net exposures	4.80%	4.70%
Interest-bearing securities and lending | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 0.1	kr 0.0
Percentage of net exposures	0.00%	0.00%
Interest-bearing securities and lending | Public sector entity
Sub-classifications of financial information
Net exposure	kr 0.6	kr 0.4
Percentage of net exposures	0.20%	0.20%
Interest-bearing securities and lending | Financial institutions
Sub-classifications of financial information
Net exposure	kr 28.7	kr 32.7
Percentage of net exposures	10.40%	13.30%
Interest-bearing securities and lending | Corporates
Sub-classifications of financial information
Net exposure	kr 113.1	kr 103.4
Percentage of net exposures	40.80%	42.20%
Undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 60.3	kr 82.2
Percentage of net exposures	100.00%	100.00%
Undisbursed loans, derivatives, etc. | Central governments
Sub-classifications of financial information
Net exposure	kr 48.4	kr 70.0
Percentage of net exposures	80.30%	85.10%
Undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 0.0
Percentage of net exposures	0.00%
Undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 5.5	kr 5.9
Percentage of net exposures	9.10%	7.20%
Undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 6.4	kr 6.3
Percentage of net exposures	10.60%	7.70%